Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Diversified Fixed Income Allocation ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaduited)

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds 44.2%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
300,000 309,241
Boeing Co. (The)
6.528%, 05/01/34 530,000 586,332
Embraer Netherlands Finance BV
5.400%, 01/09/38 390,000 385,177
Howmet Aerospace, Inc.
4.550%, 11/15/32 150,000 150,659
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 365,938
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 253,165
RTX Corp.
6.100%, 03/15/34 154,000 168,091
Textron, Inc.
6.100%, 11/15/33 100,000 107,439
TransDigm , Inc.
6.375%, 03/01/29
(a)
550,000 565,832
6.625%, 03/01/32
(a)
1,150,000 1,191,200
Total 4,083,074
Airlines 0.8%
American Airlines, Inc.
8.500%, 05/15/29
(a)
300,000 312,943
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
64,168 64,254
5.750%, 04/20/29
(a)
1,028,000 1,038,746
Avianca Midco 2 PLC
9.625%, 02/14/30
(a)
400,000 409,849
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
696,000 699,215
Southwest Airlines Co.
5.250%, 11/15/35 375,000 366,807
United Airlines Holdings, Inc.
5.375%, 03/01/31
(e)
500,000 505,072
Total 3,396,886
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 256,040
Essex Portfolio LP
5.500%, 04/01/34 100,000 103,053
Invitation Homes Operating Partnership LP
4.950%, 01/15/33 100,000 99,738
Total 458,831
Automotive 1.2%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32
(a)
300,000 306,181
7.750%, 10/15/33
(a)
550,000 565,474
Clarios Global LP / Clarios US Finance Co.
6.750%, 02/15/30
(a)
300,000 313,834
Ford Motor Credit Co. LLC
6.125%, 03/08/34 300,000 306,744
7.122%, 11/07/33 100,000 108,104
General Motors Financial Co., Inc.
5.950%, 04/04/34 100,000 104,893
6.100%, 01/07/34 500,000 529,749
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 286,000 280,244
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
250,000 260,333
Nissan Motor Acceptance Co. LLC
6.125%, 09/30/30
(a)
500,000 498,628
Nissan Motor Co. Ltd.
8.125%, 07/17/35
(a)
450,000 481,130
Tenneco, Inc.
8.000%, 11/17/28
(a)
711,000 714,946
ZF North America Capital, Inc.
7.500%, 03/24/31
(a)
775,000 794,295
Total 5,264,555
Banking 1.4%
Ally Financial, Inc.
6.184%, (SOFRRATE + 2.290%),
07/26/35
(b)
240,000 247,540
American Express Co.
5.625%, (SOFRRATE + 1.930%),
07/28/34
(b)
123,000 127,975
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
400,000 424,386
Banco Santander SA
6.350%, 03/14/34 200,000 214,631
6.921%, 08/08/33 300,000 331,174
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
500,000 536,185
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
246,000 256,092
6.377%, (SOFRRATE + 2.860%),
06/08/34
(b)
250,000 268,308
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
250,000 258,574
6.020%, (SOFRRATE + 1.830%),
01/24/36
(b)
244,000 254,635
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
350,000 371,061
Citizens Financial Group, Inc.
6.645%, (SOFRRATE + 2.325%),
04/25/35
(b)
390,000 426,888
Deutsche Bank AG/New York NY
5.403%, (SOFRRATE + 2.050%),
09/11/35
(b)
200,000 202,782
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(b)
300,000 314,279
Goldman Sachs Private Credit Corp.
5.875%, 01/31/31
(a)
60,000 59,453
HSBC Holdings PLC
6.547%, (SOFRRATE + 2.980%),
06/20/34
(b)
500,000 540,130
Huntington Bancshares, Inc./OH
6.141%, (US 5 Year CMT T-Note +
1.700%), 11/18/39
(b)
200,000 208,785

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Keybank National Association
5.000%, 01/26/33 250,000 251,510
Lloyds Banking Group PLC
6.068%, (US 1 Year CMT T-Note +
1.600%), 06/13/36
(b)
200,000 209,793
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
275,000 275,746
Morgan Stanley
5.942%, (US 5 Year CMT T-Note +
1.800%), 02/07/39
(b)
250,000 261,785
Regions Financial Corp.
5.502%, (SOFRRATE + 2.060%),
09/06/35
(b)
100,000 102,625
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
125,000 133,365
Total 6,277,702
Brokerage/Asset Managers/Exchanges 0.9%
Affiliated Managers Group, Inc.
5.500%, 02/15/36 250,000 250,004
Blue Owl Finance LLC
6.250%, 04/18/34 200,000 206,121
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
355,000 338,974
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
300,000 307,174
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
750,000 763,893
6.750%, 05/01/33
(a)
750,000 779,814
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
325,000 315,051
Jefferies Financial Group, Inc.
6.200%, 04/14/34 200,000 210,374
LPL Holdings, Inc.
5.650%, 03/15/35 122,000 124,317
Nasdaq, Inc.
5.550%, 02/15/34 200,000 208,959
Nomura Holdings, Inc.
5.783%, 07/03/34 200,000 210,402
Osaic Holdings, Inc.
6.750%, 08/01/32
(a)
500,000 518,135
Total 4,233,218
Building Materials 1.3%
Amrize Finance US LLC
5.400%, 04/07/35 100,000 103,493
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
215,000 204,828
6.375%, 03/01/34
(a)
450,000 465,860
Carlisle Cos., Inc.
5.550%, 09/15/40 200,000 202,655
CRH America Finance, Inc.
5.500%, 01/09/35 250,000 259,948
Ferguson Enterprises, Inc.
5.000%, 10/03/34 250,000 250,902
Martin Marietta Materials, Inc.
5.150%, 12/01/34 100,000 101,907
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Owens Corning
5.700%, 06/15/34 200,000 210,176
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
450,000 466,725
6.750%, 03/01/33
(a)
1,400,000 1,453,113
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
750,000 773,541
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
250,000 266,747
Standard Building Solutions, Inc.
6.250%, 08/01/33
(a)
450,000 459,927
6.500%, 08/15/32
(a)
500,000 515,686
Vulcan Materials Co.
5.350%, 12/01/34 100,000 103,256
Total 5,838,764
Cable and Satellite 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 01/15/34
(a)
1,050,000 886,600
4.500%, 05/01/32 900,000 808,629
Charter Communications Operating LLC / Charter Communications
Operating Capital
5.850%, 12/01/35 450,000 447,811
6.550%, 06/01/34 150,000 157,336
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 753,726
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.000%, 02/15/31
(a)
900,000 927,199
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
365,000 349,834
VZ Secured Financing BV
5.000%, 01/15/32
(a)
565,000 510,341
7.500%, 01/15/33
(a)
400,000 401,519
Total 5,242,995
Chemicals 0.7%
Celanese US Holdings LLC
6.750%, 04/15/33 700,000 708,952
7.379%, 07/15/32 200,000 208,782
Cerdia Finanz GmbH
9.375%, 10/03/31
(a)
260,000 266,872
Dow Chemical Co. (The)
5.150%, 02/15/34 161,000 159,617
Eastman Chemical Co.
5.625%, 02/20/34 300,000 309,456
LYB International Finance III LLC
5.875%, 01/15/36 200,000 197,714
Nutrien Ltd.
5.400%, 06/21/34 75,000 77,244
Qnity Electronics, Inc.
5.750%, 08/15/32
(a)
250,000 254,558
Sherwin-Williams Co. (The)
5.150%, 08/15/35 280,000 284,263
Solstice Advanced Materials, Inc.
5.625%, 09/30/33
(a)
500,000 502,674
Total 2,970,132
Construction Machinery 0.7%
Columbus McKinnon Corp./NY
7.125%, 02/01/33
(a)
350,000 351,805

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Herc Holdings, Inc.
7.250%, 06/15/33
(a)
1,090,000 1,153,503
Hertz Corp. (The)
12.625%, 07/15/29
(a)
500,000 503,456
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
240,000 240,889
United Rentals North America, Inc.
3.875%, 02/15/31 425,000 405,367
5.375%, 11/15/33
(a)
200,000 199,903
6.125%, 03/15/34
(a)
400,000 416,281
Total 3,271,204
Consumer Cyclical Services 0.4%
ADT Security Corp (The)
5.875%, 10/15/33
(a)
550,000 557,831
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
292,000 284,356
CBRE Services, Inc.
5.950%, 08/15/34 250,000 266,060
Expedia Group, Inc.
5.400%, 02/15/35 119,000 121,694
Uber Technologies, Inc.
4.800%, 09/15/34 200,000 198,799
4.800%, 09/15/35 150,000 148,277
Total 1,577,017
Consumer Products 0.2%
Newell Brands, Inc.
8.500%, 06/01/28
(a)
375,000 393,419
Opal Bidco SAS
6.500%, 03/31/32
(a)
350,000 357,346
Total 750,765
Diversified Manufacturing 1.0%
Carrier Global Corp.
5.900%, 03/15/34 223,000 238,701
Chart Industries, Inc.
7.500%, 01/01/30
(a)
305,000 317,774
CompoSecure Holdings LLC
5.625%, 02/01/33
(a)
350,000 348,817
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,140,302
Ingersoll Rand, Inc.
5.450%, 06/15/34 150,000 155,432
5.700%, 08/14/33 250,000 263,990
Otis Worldwide Corp.
5.131%, 09/04/35 140,000 141,761
Regal Rexnord Corp.
6.400%, 04/15/33 200,000 213,689
Trane Technologies Financing Ltd.
5.100%, 06/13/34 250,000 255,967
Vertiv Group Corp.
4.125%, 11/15/28
(a)
400,000 393,796
WESCO Distribution, Inc.
6.625%, 03/15/32
(a)
500,000 522,720
Westinghouse Air Brake Technologies Corp.
5.500%, 05/29/35 300,000 311,179
Total 4,304,128
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Electric 2.9%
AES Corp (The)
7.600%, (US 5 Year CMT T-Note +
3.201%), 01/15/55
(b)
250,000 253,455
AES Corp. (The)
2.450%, 01/15/31 100,000 90,948
Alliant Energy Corp.
5.750%, (US 5 Year CMT T-Note +
2.077%), 04/01/56
(b)
150,000 148,985
Alpha Generation LLC
6.750%, 10/15/32
(a)
350,000 362,930
American Electric Power Co., Inc.
5.625%, 03/01/33 150,000 157,132
Series D, 6.050%, (US 5 Year CMT
T-Note + 1.940%), 03/15/56
(b)
100,000 99,294
Arizona Public Service Co.
5.700%, 08/15/34 192,000 201,358
Black Hills Corp.
6.000%, 01/15/35 108,000 114,494
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC
6.375%, 02/15/32
(a)
400,000 399,102
CenterPoint Energy, Inc.
Series B, 6.850%, (US 5 Year CMT
T-Note + 2.946%), 02/15/55
(b)
118,000 124,892
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
285,000 266,814
CMS Energy Corp.
6.500%, (US 5 Year CMT T-Note +
1.961%), 06/01/55
(b)
119,000 122,997
Constellation Energy Generation LLC
5.000%, 02/01/31
(a)
250,000 253,463
6.125%, 01/15/34 250,000 269,916
Dominion Energy, Inc.
5.375%, 11/15/32 290,000 301,405
6.200%, (US 5 Year CMT T-Note +
2.006%), 02/15/56
(b)
200,000 200,801
DTE Energy Co.
5.850%, 06/01/34 240,000 255,294
Duke Energy Corp.
2.450%, 06/01/30 100,000 92,855
4.950%, 09/15/35 200,000 198,154
Entergy Corp.
5.875%, (US 5 Year CMT T-Note +
2.179%), 06/15/56
(b)
100,000 99,921
6.100%, (US 5 Year CMT T-Note +
2.013%), 06/15/56
(b)
100,000 99,927
Eversource Energy
5.950%, 07/15/34 250,000 264,648
Exelon Corp.
5.300%, 03/15/33 250,000 258,978
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 532,255
National Grid PLC
5.418%, 01/11/34 350,000 361,069
NextEra Energy Capital Holdings, Inc.
6.375%, (US 5 Year CMT T-Note +
2.053%), 08/15/55
(b)
250,000 258,350

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.750%, (US 5 Year CMT T-Note +
2.457%), 06/15/54
(b)
200,000 212,694
NRG Energy, Inc.
5.750%, 01/15/34
(a)
500,000 503,318
6.000%, 01/15/36
(a)
850,000 858,539
Pacific Gas and Electric Co.
2.500%, 02/01/31 18,000 16,271
4.550%, 07/01/30 95,000 94,774
5.800%, 05/15/34 350,000 363,153
PacifiCorp
7.375%, (US 5 Year CMT T-Note +
3.319%), 09/15/55
(b)
450,000 461,679
PacifiCorp.
5.450%, 02/15/34 100,000 101,533
PG&E Corp.
5.000%, 07/01/28 75,000 74,826
7.375%, (US 5 Year CMT T-Note +
3.883%), 03/15/55
(b)
300,000 309,456
Sierra Pacific Power Co.
6.200%, (US 5 Year CMT T-Note +
2.549%), 12/15/55
(b)
150,000 149,393
Southern Co. (The)
5.700%, 03/15/34 200,000 210,088
Series 2025, 6.375%, (US 5 Year
CMT T-Note + 2.069%), 03/15/55
(b)
193,000 200,872
Talen Energy Supply LLC
6.500%, 02/01/36
(a)
300,000 307,461
8.625%, 06/01/30
(a)
550,000 580,412
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
868,000 868,565
VoltaGrid LLC
7.375%, 11/01/30
(a)
750,000 760,028
WEC Energy Group, Inc.
5.625%, (US 5 Year CMT T-Note +
1.905%), 05/15/56
(b)
100,000 100,466
Xcel Energy, Inc.
5.500%, 03/15/34 250,000 257,289
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31
(a)
130,000 136,526
8.625%, 03/15/33
(a)
700,000 734,527
Total 13,091,307
Environmental 0.2%
GFL Environmental Holdings US, Inc.
5.500%, 02/01/34
(a)
500,000 501,221
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
310,000 324,361
Total 825,582
Finance Companies 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/34 300,000 298,434
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 164,612
Apollo Debt Solutions BDC
6.550%, 03/15/32 350,000 361,014
Ares Capital Corp.
5.800%, 03/08/32 200,000 201,335
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Ares Strategic Income Fund
5.150%, 01/15/31
(a)
200,000 194,724
6.200%, 03/21/32 89,000 90,456
Blackstone Private Credit Fund
6.000%, 11/22/34 200,000 198,587
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30
(a)
300,000 304,577
Freedom Mortgage Holdings LLC
9.250%, 02/01/29
(a)
300,000 314,018
FTAI Aviation Investors LLC
5.500%, 05/01/28
(a)
298,000 298,047
GATX Corp.
5.500%, 06/15/35 100,000 102,396
6.050%, 03/15/34 50,000 53,390
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
329,000 340,743
OneMain Finance Corp.
4.000%, 09/15/30 19,000 17,825
6.750%, 09/15/33 500,000 506,343
PennyMac Financial Services, Inc.
6.875%, 02/15/33
(a)
505,000 515,100
6.875%, 05/15/32
(a)
250,000 255,869
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
150,000 153,625
6.375%, 08/01/33
(a)
750,000 779,021
7.125%, 02/01/32
(a)
361,000 377,949
UWM Holdings LLC
6.250%, 03/15/31
(a)
550,000 546,531
Total 6,074,596
Food and Beverage 1.4%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 205,532
Bunge Ltd. Finance Corp.
5.150%, 08/04/35 200,000 202,835
Conagra Brands, Inc.
5.750%, 08/01/35 100,000 101,663
Constellation Brands, Inc.
4.900%, 05/01/33 125,000 125,618
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
415,000 420,567
General Mills, Inc.
4.950%, 03/29/33 250,000 252,775
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 270,539
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
6.750%, 03/15/34 350,000 385,603
Keurig Dr Pepper, Inc.
5.300%, 03/15/34 300,000 304,990
Kraft Heinz Foods Co.
5.400%, 03/15/35 301,000 307,448
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
389,000 376,015
McCormick & Co., Inc./MD
4.700%, 10/15/34 100,000 98,246
Mondelez International, Inc.
5.125%, 05/06/35 100,000 102,138

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
295,000 288,832
6.125%, 09/15/32
(a)
534,000 549,120
Pilgrim's Pride Corp.
6.250%, 07/01/33 250,000 267,147
Post Holdings, Inc.
6.375%, 03/01/33
(a)
800,000 806,586
SYSCO Corp.
5.400%, 03/23/35 100,000 103,336
The Campbell's Company
5.400%, 03/21/34 250,000 253,514
Tyson Foods, Inc.
5.700%, 03/15/34 100,000 105,245
US Foods, Inc.
4.750%, 02/15/29
(a)
260,000 258,859
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/31
(a)
405,000 402,053
Total 6,188,661
Gaming 1.1%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
393,000 383,009
Caesars Entertainment, Inc.
6.500%, 02/15/32
(a)
250,000 255,829
7.000%, 02/15/30
(a)
993,000 1,025,654
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
400,000 402,203
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 300,000 324,943
Las Vegas Sands Corp.
6.200%, 08/15/34 60,000 62,573
Light & Wonder International, Inc.
6.250%, 10/01/33
(a)
250,000 253,462
MGM Resorts International
6.125%, 09/15/29 365,000 373,170
VICI Properties LP
5.125%, 05/15/32 169,000 170,029
5.625%, 04/01/35 100,000 101,814
Voyager Parent LLC
9.250%, 07/01/32
(a)
550,000 584,712
Wynn Macau Ltd.
5.625%, 08/26/28
(a)
400,000 399,511
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
470,000 506,503
Total 4,843,412
Health Care 2.2%
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
517,000 539,477
Baxter International, Inc.
5.650%, 12/15/35 250,000 251,867
Cencora , Inc.
5.125%, 02/15/34 242,000 247,640
Cigna Group (The)
5.250%, 02/15/34 250,000 255,955
5.250%, 01/15/36 120,000 121,603
CVS Health Corp.
5.250%, 02/21/33 450,000 461,176
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
DaVita, Inc.
6.750%, 07/15/33
(a)
250,000 256,362
6.875%, 09/01/32
(a)
500,000 514,492
GE HealthCare Technologies, Inc.
5.500%, 06/15/35 140,000 144,461
5.905%, 11/22/32 275,000 295,003
Global Medical Response, Inc.
7.375%, 10/01/32
(a)
250,000 258,406
HCA, Inc.
5.500%, 06/01/33 510,000 529,143
IQVIA, Inc.
6.250%, 06/01/32
(a)
700,000 728,406
Laboratory Corp. of America Holdings
4.800%, 10/01/34 250,000 246,634
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 407,146
Medline Borrower LP
5.250%, 10/01/29
(a)
765,000 766,256
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
620,000 645,912
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 251,972
Solventum Corp.
5.600%, 03/23/34 401,000 416,791
Star Parent, Inc.
9.000%, 10/01/30
(a)
360,000 381,510
Stryker Corp.
5.200%, 02/10/35 262,000 268,275
Tenet Healthcare Corp.
4.375%, 01/15/30 500,000 491,492
6.125%, 06/15/30 645,000 658,899
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34 456,000 463,114
Total 9,601,992
Healthcare Insurance 0.2%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 219,849
5.200%, 02/15/35 100,000 101,437
Humana, Inc.
5.950%, 03/15/34 400,000 413,343
Molina Healthcare, Inc.
6.500%, 02/15/31
(a)
250,000 255,963
Total 990,592
Healthcare REIT 0.1%
DOC DR LLC
2.625%, 11/01/31 130,000 116,829
Healthpeak OP LLC
5.375%, 02/15/35 100,000 101,696
Ventas Realty LP
5.000%, 01/15/35 128,000 127,705
Total 346,230
Home Construction 0.1%
Millrose Properties, Inc.
6.375%, 08/01/30
(a)
350,000 357,405
Independent Energy 1.3%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, 10/01/29
(a)
300,000 315,595

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
California Resources Corp.
8.250%, 06/15/29
(a)
269,000 282,979
Canadian Natural Resources Ltd.
5.400%, 12/15/34 100,000 101,748
Coterra Energy, Inc.
5.400%, 02/15/35 300,000 305,461
Crescent Energy Finance LLC
7.875%, 04/15/32
(a)
399,000 396,960
Devon Energy Corp.
5.200%, 09/15/34 200,000 201,714
Diamondback Energy, Inc.
6.250%, 03/15/33 385,000 415,259
EQT Corp
4.750%, 01/15/31 236,000 237,075
Expand Energy Corp.
5.700%, 01/15/35 170,000 175,814
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/35
(a)
500,000 483,685
Matador Resources Co.
6.500%, 04/15/32
(a)
270,000 274,986
Occidental Petroleum Corp.
5.550%, 10/01/34 325,000 332,212
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 773,559
SM Energy Co.
8.375%, 07/01/28
(a)
290,000 299,870
8.750%, 07/01/31
(a)
694,000 729,044
Viper Energy Partners LLC
5.700%, 08/01/35 200,000 203,449
Woodside Finance Ltd.
5.100%, 09/12/34 140,000 138,446
6.000%, 05/19/35 175,000 182,049
Total 5,849,905
Integrated Energy 0.0%
Cenovus Energy, Inc.
5.400%, 03/20/36 200,000 199,607
Leisure 0.7%
Carnival Corp.
5.750%, 08/01/32
(a)
1,675,000 1,722,720
6.125%, 02/15/33
(a)
200,000 205,759
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36 300,000 300,447
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
300,000 306,450
Viking Cruises Ltd.
5.875%, 10/15/33
(a)
500,000 506,953
Total 3,042,329
Life Insurance 0.4%
American National Group, Inc.
6.000%, 07/15/35 150,000 151,038
Athene Holding Ltd.
5.875%, 01/15/34 275,000 285,233
CNO Financial Group, Inc.
6.450%, 06/15/34 83,000 87,736
Corebridge Financial, Inc.
3.900%, 04/05/32 300,000 285,555
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Equitable Holdings, Inc.
6.700%, (US 5 Year CMT T-Note +
2.390%), 03/28/55
(b)
113,000 118,565
Lincoln National Corp.
5.350%, 11/15/35 200,000 199,984
MetLife, Inc.
Series G, 6.350%, (US 5 Year CMT
T-Note + 2.078%), 03/15/55
(b)
118,000 123,771
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
200,000 197,586
Reinsurance Group of America, Inc.
5.750%, 09/15/34 100,000 104,004
6.650%, (US 5 Year CMT T-Note +
2.392%), 09/15/55
(b)
95,000 97,986
Total 1,651,458
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
493,000 456,734
5.875%, 03/15/33
(a)
500,000 513,101
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower
Esc
6.625%, 01/15/32
(a)
630,000 644,177
Hyatt Hotels Corp.
5.750%, 03/30/32 163,000 170,694
Marriott International, Inc.
5.300%, 05/15/34 200,000 205,255
Marriott International, Inc./MD
5.500%, 04/15/37 200,000 203,961
Total 2,193,922
Media and Entertainment 1.7%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
300,000 312,816
AppLovin Corp.
5.500%, 12/01/34 475,000 486,659
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
250,000 260,599
7.500%, 03/15/33
(a)
550,000 584,232
Fox Corp.
6.500%, 10/13/33 250,000 274,730
Gray Media, Inc.
10.500%, 07/15/29
(a)
414,000 444,693
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
365,000 366,589
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 281,982
ROBLOX Corp.
3.875%, 05/01/30
(a)
449,000 429,916
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
490,000 510,170
Snap, Inc.
6.875%, 03/01/33
(a)
600,000 615,574
Stagwell Global LLC
5.625%, 08/15/29
(a)
400,000 388,943
Univision Communications, Inc.
8.000%, 08/15/28
(a)
450,000 464,551

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
9.375%, 08/01/32
(a)
550,000 592,100
Versant Media Group, Inc.
7.250%, 01/30/31
(a)
300,000 307,381
Warnermedia Holdings, Inc.
4.054%, 03/15/29 425,000 412,957
4.279%, 03/15/32 993,000 873,657
Total 7,607,549
Media Cable 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
569,000 571,720
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,088,000 1,063,076
Total 1,634,796
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
7.000%, 03/15/32
(a)
595,000 610,777
7.625%, 01/15/34
(a)
250,000 261,796
Commercial Metals Co.
5.750%, 11/15/33
(a)
400,000 406,658
6.000%, 12/15/35
(a)
400,000 408,707
Fortescue Treasury Pty Ltd.
4.375%, 04/01/31
(a)
332,000 320,576
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
300,000 315,096
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 104,121
Steel Dynamics, Inc.
5.250%, 05/15/35 245,000 248,620
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 396,239
Vallourec SACA
7.500%, 04/15/32
(a)
245,000 260,701
Total 3,333,291
Midstream 2.9%
AltaGas Ltd.
7.200%, (US 5 Year CMT T-Note +
3.573%), 10/15/54
(a),(b)
250,000 260,173
Boardwalk Pipelines LP
5.375%, 02/15/36 200,000 200,393
Cheniere Energy Partners LP
5.750%, 08/15/34 200,000 208,413
5.950%, 06/30/33 250,000 264,761
Cheniere Energy, Inc.
5.650%, 04/15/34 205,000 212,311
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
500,000 497,201
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
350,000 366,134
Enbridge, Inc.
5.700%, 03/08/33 500,000 524,370
Energy Transfer LP
6.500%, (US 5 Year CMT T-Note +
2.676%), 02/15/56
(b)
500,000 499,884
6.550%, 12/01/33 440,000 481,473
Kinder Morgan, Inc.
5.400%, 02/01/34 300,000 310,362
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Kinetik Holdings LP
5.875%, 06/15/30
(a)
583,000 590,308
6.625%, 12/15/28
(a)
100,000 103,017
MPLX LP
5.400%, 09/15/35 250,000 252,042
5.500%, 06/01/34 150,000 153,192
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
500,000 518,990
8.375%, 02/15/32
(a)
250,000 261,600
ONEOK, Inc.
6.050%, 09/01/33 455,000 482,151
Plains All American Pipeline LP
5.950%, 06/15/35 293,000 305,638
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 250,000 252,063
Summit Midstream Holdings LLC
8.625%, 10/31/29
(a)
285,000 297,665
Sunoco LP
5.625%, 03/15/31
(a)
250,000 251,520
6.250%, 07/01/33
(a)
390,000 400,959
Targa Resources Corp.
6.500%, 03/30/34 300,000 328,008
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
920,000 849,017
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
269,000 275,410
9.500%, 02/01/29
(a)
1,494,000 1,591,655
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34
(a)
750,000 778,909
6.750%, 01/15/36
(a)
825,000 865,025
Western Midstream Operating LP
5.450%, 11/15/34 250,000 251,749
Williams Cos, Inc.(The)
5.150%, 03/15/34 150,000 152,098
5.600%, 03/15/35 150,000 155,763
Total 12,942,254
Natural Gas 0.2%
NiSource, Inc.
5.350%, 04/01/34 150,000 154,489
5.350%, 07/15/35 150,000 152,972
Sempra
5.500%, 08/01/33 250,000 260,418
Spire, Inc.
6.450%, (US 5 Year CMT T-Note +
2.327%), 06/01/56
(b)
200,000 201,590
Total 769,469
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 225,333
CubeSmart LP
2.000%, 02/15/31 48,000 42,501
Highwoods Realty LP
5.350%, 01/15/33 100,000 100,321
Kilroy Realty LP
6.250%, 01/15/36 150,000 154,939
Total 523,094

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Oil Field Services 0.6%
Crescent Energy Finance LLC
7.375%, 01/15/33
(a)
200,000 193,355
7.625%, 04/01/32
(a)
250,000 248,178
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 364,787
Transocean International Ltd.
8.750%, 02/15/30
(a)
446,250 465,331
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
260,000 269,276
Valaris Ltd.
8.375%, 04/30/30
(a)
359,000 375,227
WBI Operating LLC
6.250%, 10/15/30
(a)
500,000 505,554
Weatherford International Ltd.
6.750%, 10/15/33
(a)
400,000 414,203
Total 2,835,911
Other Financial Institutions 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 219,000 223,583
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
10.000%, 11/15/29
(a)
350,000 353,140
Total 576,723
Other Industry 0.3%
AECOM
6.000%, 08/01/33
(a)
250,000 255,993
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.000%, 05/21/30
(a)
420,000 438,328
Booz Allen Hamilton, Inc.
5.950%, 04/15/35 256,000 263,198
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 265,081
Quanta Services, Inc.
5.250%, 08/09/34 225,000 230,188
Total 1,452,788
Other REIT 0.3%
Alexandria Real Estate Equities, Inc.
5.250%, 05/15/36 150,000 149,018
Americold Realty Operating Partnership LP
5.409%, 09/12/34 150,000 147,394
Cousins Properties LP
5.875%, 10/01/34 150,000 156,466
Extra Space Storage LP
4.950%, 01/15/33 200,000 201,094
Host Hotels & Resorts LP
5.500%, 04/15/35 200,000 202,300
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
400,000 414,031
Total 1,270,303
Other Utility 0.0%
American Water Capital Corp.
4.450%, 06/01/32 150,000 149,944
Packaging 0.6%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 261,242
Ball Corp.
3.125%, 09/15/31 500,000 459,530
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.000%, 06/15/29 320,000 329,832
Berry Global, Inc.
5.650%, 01/15/34 160,000 166,894
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
550,000 554,677
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/30
(a)
805,000 820,252
Total 2,592,427
Paper 0.2%
Smurfit Kappa Treasury ULC
5.438%, 04/03/34 450,000 464,432
Suzano Netherlands BV
5.500%, 01/15/36 150,000 149,221
Veritiv Operating Co.
10.500%, 11/30/30
(a)
315,000 337,663
Total 951,316
Pharmaceuticals 1.2%
Amgen, Inc.
5.250%, 03/02/33 652,000 674,533
Biogen, Inc.
5.750%, 05/15/35 100,000 104,972
Cardinal Health, Inc.
5.350%, 11/15/34 250,000 256,818
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
750,000 784,204
Endo Finance Holdings LP
8.500%, 04/15/31
(a)
400,000 422,995
GENMAB A/S/GENMAB FINANCE LLC
7.250%, 12/15/33
(a)
950,000 1,004,170
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 358,267
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 588,463
5.125%, 04/30/31
(a)
813,000 738,045
Royalty Pharma PLC
4.450%, 03/25/31 100,000 99,789
5.200%, 09/25/35 100,000 100,527
Takeda Pharmaceutical Co. Ltd.
5.300%, 07/05/34 200,000 205,477
Takeda US Financing, Inc.
5.200%, 07/07/35 200,000 202,371
Total 5,540,631
Property & Casualty 1.7%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, 11/06/30
(a)
350,000 362,453
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
291,000 296,060
7.000%, 01/15/31
(a)
550,000 570,231
Allstate Corp (The)
5.250%, 03/30/33 100,000 103,391
American Financial Group . Inc ,/OH
5.000%, 09/23/35 100,000 97,865
American International Group, Inc.
5.450%, 05/07/35 100,000 103,637
AON North America, Inc.
5.450%, 03/01/34 300,000 311,547

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Arthur J Gallagher & Co.
5.150%, 02/15/35 250,000 251,728
Asurion LLC and Asurion Co-Issuer, Inc.
8.000%, 12/31/32
(a)
1,125,000 1,176,098
Brown & Brown, Inc.
5.550%, 06/23/35 250,000 255,565
CNA Financial Corp.
5.125%, 02/15/34 250,000 251,397
Fairfax Financial Holdings Ltd.
6.000%, 12/07/33 200,000 212,052
Fidelity National Financial, Inc.
3.400%, 06/15/30 8,000 7,631
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
550,000 568,778
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,133,500
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
1,164,000 1,199,009
Ryan Specialty LLC
5.875%, 08/01/32
(a)
360,000 365,953
Willis North America, Inc.
5.350%, 05/15/33 200,000 205,568
Total 7,472,463
Railroads 0.0%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 230,729
Refining 0.1%
HF Sinclair Corp.
6.250%, 01/15/35 300,000 313,796
Marathon Petroleum Corp.
5.700%, 03/01/35 195,000 201,539
Phillips 66 Co.
5.300%, 06/30/33 160,000 164,359
Total 679,694
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
6.125%, 06/15/29
(a)
300,000 307,600
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
300,000 290,293
McDonald's Corp.
4.950%, 08/14/33 192,000 197,175
Starbucks Corp.
4.800%, 02/15/33 250,000 252,679
Yum! Brands, Inc.
3.625%, 03/15/31 321,000 303,394
4.625%, 01/31/32 285,000 278,969
5.375%, 04/01/32 250,000 253,192
Total 1,883,302
Retail REIT 0.2%
Agree LP
5.600%, 06/15/35 100,000 104,439
Brixmor Operating Partnership LP
5.500%, 02/15/34 100,000 102,698
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 248,878
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Kite Realty Group LP
5.500%, 03/01/34 100,000 102,783
NNN REIT, Inc.
5.500%, 06/15/34 100,000 103,236
Phillips Edison Grocery Center Operating Partnership I LP
4.950%, 01/15/35 100,000 98,197
Total 760,231
Retailers 1.2%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
225,000 228,553
7.375%, 08/01/33
(a)
450,000 456,041
AutoZone, Inc.
4.750%, 02/01/33 100,000 99,881
Belron UK Finance PLC
5.750%, 10/15/29
(a)
250,000 254,827
Dollar General Corp.
5.450%, 07/05/33 210,000 217,533
EG Global Finance PLC
12.000%, 11/30/28
(a)
530,000 573,480
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
555,000 546,925
Lowe's Cos., Inc.
5.000%, 04/15/33 240,000 245,281
5.150%, 07/01/33 100,000 102,922
PetSmart LLC / PetSmart Finance Corp
7.500%, 09/15/32
(a)
650,000 666,557
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 739,269
11.250%, 02/15/27
(a)
610,000 648,918
Tapestry, Inc.
5.500%, 03/11/35 300,000 306,107
Tractor Supply Co.
5.250%, 05/15/33 200,000 206,116
Total 5,292,410
Ship Building 0.0%
Huntington Ingalls Industries, Inc.
5.749%, 01/15/35 59,000 62,265
Supermarkets 0.3%
Albertsons Cos., Inc.
5.625%, 03/31/32
(a) (e)
500,000 499,463
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
5.750%, 03/31/34
(a)
500,000 491,597
Kroger Co. (The)
5.000%, 09/15/34 300,000 300,182
Total 1,291,242
Technology 5.1%
Amdocs Ltd.
2.538%, 06/15/30 44,000 40,425
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
400,000 421,668
APLD ComputeCo LLC
9.250%, 12/15/30
(a)
800,000 831,133
Arrow Electronics, Inc.
5.875%, 04/10/34 59,000 61,351
Block, Inc.
5.625%, 08/15/30
(a)
850,000 865,181

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.500%, 05/15/32 300,000 311,738
Broadcom, Inc.
4.926%, 05/15/37
(a)
250,000 246,274
CACI International, Inc.
6.375%, 06/15/33
(a)
500,000 519,732
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 186,722
Cipher Compute LLC
7.125%, 11/15/30
(a)
500,000 515,120
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 137,821
4.875%, 07/01/29
(a)
600,000 515,175
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,642,000 1,631,887
8.250%, 06/30/32
(a)
500,000 508,827
CoreWeave , Inc.
9.000%, 02/01/31
(a)
500,000 486,244
9.250%, 06/01/30
(a)
750,000 738,458
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,063
5.400%, 04/15/34 300,000 306,484
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 448,653
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 139,000 143,526
Fair Isaac Corp.
6.000%, 05/15/33
(a)
650,000 661,741
Fiserv, Inc.
5.625%, 08/21/33 400,000 411,090
Flash Compute LLC
7.250%, 12/31/30
(a)
450,000 451,572
Flex Ltd.
5.375%, 11/13/35 200,000 199,682
Gen Digital, Inc.
6.250%, 04/01/33
(a)
200,000 201,044
6.750%, 09/30/27
(a)
300,000 302,820
Global Payments, Inc.
5.200%, 11/15/32 150,000 150,124
5.550%, 11/15/35 300,000 297,400
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 460,000 452,476
HP, Inc.
5.500%, 01/15/33 145,000 148,313
Imola Merger Corp.
4.750%, 05/15/29
(a)
695,000 684,345
ION Platform Finance US, Inc.
7.875%, 09/30/32
(a)
550,000 482,468
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
275,000 272,202
6.250%, 01/15/33
(a)
450,000 455,234
Keysight Technologies, Inc.
4.950%, 10/15/34 150,000 150,895
Kioxia Holdings Corp.
6.250%, 07/24/30
(a)
250,000 258,424
6.625%, 07/24/33
(a)
350,000 365,804
Kyndryl Holdings, Inc.
3.150%, 10/15/31 150,000 136,662
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Marvell Technology, Inc.
5.450%, 07/15/35 250,000 256,940
Micron Technology, Inc.
2.703%, 04/15/32 250,000 225,227
6.050%, 11/01/35 100,000 107,339
Motorola Solutions, Inc.
5.400%, 04/15/34 250,000 257,388
MSCI, Inc.
5.150%, 03/15/36 50,000 49,371
5.250%, 09/01/35 100,000 100,336
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 535,673
NetApp, Inc.
5.500%, 03/17/32 230,000 238,743
NXP BV / NXP Funding LLC / NXP USA Inc
5.250%, 08/19/35 150,000 151,593
Oracle Corp.
4.900%, 02/06/33 600,000 577,785
5.200%, 09/26/35 425,000 405,070
Paychex, Inc.
5.600%, 04/15/35 400,000 414,620
Roper Technologies, Inc.
4.900%, 10/15/34 300,000 297,679
Sensata Technologies BV
4.000%, 04/15/29
(a)
220,000 215,340
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
558,000 569,237
Synopsys, Inc.
5.150%, 04/01/35 550,000 557,561
TD SYNNEX Corp.
5.300%, 10/10/35 250,000 247,508
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 899,514
Verisk Analytics, Inc.
5.250%, 06/05/34 158,000 161,186
WULF Compute LLC
7.750%, 10/15/30
(a)
1,300,000 1,355,722
Total 22,624,610
Tobacco 0.1%
Altria Group, Inc.
6.875%, 11/01/33 114,000 128,163
BAT Capital Corp
6.421%, 08/02/33 340,000 373,146
Total 501,309
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 325,000 296,103
Rand Parent LLC
8.500%, 02/15/30
(a)
355,000 370,970
Total 667,073
Wireless 1.0%
American Tower Corp.
5.550%, 07/15/33 250,000 261,176
Crown Castle, Inc.
5.800%, 03/01/34 150,000 156,930
Rogers Communications, Inc.
3.800%, 03/15/32 450,000 426,136

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | 2026
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.300%, 02/15/34 250,000 252,866
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
150,000 155,398
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
500,000 524,681
SBA Communications Corp.
3.125%, 02/01/29 700,000 668,724
T-Mobile USA, Inc.
5.200%, 01/15/33 469,000 481,722
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
634,000 580,065
6.750%, 01/15/33
(a)
250,000 244,084
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
300,000 282,211
Zegona Finance PLC
8.625%, 07/15/29
(a)
200,000 211,270
Total 4,245,263
Wirelines 1.4%
AT&T, Inc.
5.375%, 08/15/35 150,000 153,017
5.400%, 02/15/34 399,000 411,389
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 253,715
6.875%, (US 5 Year CMT T-Note +
2.390%), 09/15/55
(b)
500,000 517,038
7.000%, (US 5 Year CMT T-Note +
2.363%), 09/15/55
(b)
170,000 178,115
Iliad Holding SAS
7.000%, 10/15/28
(a)
647,000 653,758
Level 3 Financing, Inc.
6.875%, 06/30/33
(a)
550,000 566,919
7.000%, 03/31/34
(a)
1,000,000 1,036,311
Uniti Services LLC
7.500%, 10/15/33
(a)
800,000 826,634
Verizon Communications, Inc.
4.780%, 02/15/35 400,000 392,280
5.250%, 04/02/35 250,000 253,218
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, 10/01/31
(a)
750,000 785,861
Total 6,028,255
Total
Corporate Bonds
(Cost $193,399,821) 196,845,611
Foreign Government Obligations
(c),(d)
29.6%
Principal
Amount
($) Value ($)
Australia 0.9%
Australia Government Bond
Series 158, 1.250%, 05/21/32 AUD 675,000 389,549
Series 165, 1.750%, 11/21/32 AUD 984,000 577,554
Series 163, 1.000%, 11/21/31 AUD 3,587,000 2,075,869
Series 145, 2.750%, 06/21/35 AUD 1,750,000 1,039,970
Total 4,082,942
Brazil 1.6%
Brazilian Government International Bond
6.000%, 10/20/33 1,561,000 1,578,228
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
6.125%, 03/15/34 500,000 505,376
6.625%, 03/15/35 3,325,000 3,419,416
Petrobras Global Finance BV
6.500%, 07/03/33 1,069,000 1,113,346
6.000%, 01/13/35 700,000 697,025
Total 7,313,391
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 3,513,000 2,537,665
3.250%, 06/01/35 CAD 1,580,000 1,154,568
3.250%, 12/01/35 CAD 500,000 363,918
Total 4,056,151
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,505,000 1,569,932
Series REGS, 6.440%, 01/26/36 950,000 1,021,722
Total 2,591,654
Colombia 1.6%
Colombia Government International Bond
6.125%, 01/18/41 400,000 354,088
7.500%, 02/02/34 3,132,000 3,276,372
Ecopetrol SA
8.875%, 01/13/33 2,936,000 3,152,948
8.375%, 01/19/36 200,000 206,835
Total 6,990,243
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,200,000 2,376,837
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 2,872,000 2,749,360
Series REGS, 6.950%, 03/15/37 1,200,000 1,281,008
Total 4,030,368
France 0.9%
French Republic Government Bond
Series OAT, 1.250%, 05/25/34
(a)
EUR 3,878,000 3,952,684
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
Series TWIN, 2.300%, 02/15/33 EUR 3,348,000 3,908,423
Guatemala 0.4%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,336,249
Repulic of Guatemala
Series REGS, 6.550%, 02/06/37 300,000 318,769
Total 1,655,018
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 802,000 689,487
Series REGS, 5.500%, 03/26/36 2,820,000 2,798,737
Total 3,488,224
India 0.3%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,700,000 1,527,027
Indonesia 1.2%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,690,000 3,319,479

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 13
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 1,800,000 1,811,945
Series REGS, 5.200%, 07/23/35 400,000 403,852
Total 5,535,276
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 743,000 999,971
Series 31Y, 4.000%, 02/01/37
(a)
EUR 2,356,000 2,935,063
Total 3,935,034
Ivory Coast 0.6%
Ivory Coast Government International Bond
Series REGS, 8.250%, 01/30/37 2,200,000 2,367,988
Series REGS, 8.075%, 04/01/36 400,000 426,454
Total 2,794,442
Japan 0.9%
Japan Government Ten Year Bond
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,451,555
Series 366, 0.200%, 03/20/32 JPY 67,000,000 394,417
Series 371, 0.400%, 06/20/33 JPY 409,000,000 2,373,515
Total 4,219,487
Kazakhstan 0.3%
Kazakhstan Government International Bond
Series REGS, 4.714%, 04/09/35 800,000 785,565
Repulic of Kazakhstan
Series REGS, 5.000%, 07/01/32 500,000 504,182
Total 1,289,747
Mexico 2.1%
Comision Federalde Electricidad
Series REGS, 6.450%, 01/24/35 1,020,000 1,040,314
Mexico Government International Bond
6.000%, 05/07/36 2,558,000 2,575,936
6.875%, 05/13/37 2,485,000 2,635,186
Petroleos Mexicanos
6.625%, 06/15/35 1,950,000 1,856,311
5.950%, 01/28/31 1,350,000 1,314,971
Total 9,422,718
Morocco 0.9%
Morocco Government International Bond
Series REGS, 6.500%, 09/08/33 1,675,000 1,802,043
OCP SA
Series REGS, 6.750%, 05/02/34 1,900,000 2,032,318
Total 3,834,361
New Zealand 0.8%
New Zealand Government Bond
Series 0531, 1.500%, 05/15/31 NZD 852,000 452,944
Series 0433, 3.500%, 04/14/33 NZD 5,691,000 3,267,513
Total 3,720,457
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 1,780,000 165,735
Series 486, 3.000%, 08/15/33
(a)
NOK 33,770,000 3,272,545
Series 484, 2.125%, 05/18/32
(a)
NOK 7,350,000 685,579
Total 4,123,859
Oman 0.5%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 1,800,000 1,911,136
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Series REGS, 7.375%, 10/28/32 200,000 227,450
Total 2,138,586
Panama 0.8%
Panama Government International Bond
2.252%, 09/29/32 1,285,000 1,062,413
6.400%, 02/14/35 2,250,000 2,354,839
Total 3,417,252
Paraguay 0.2%
Paraguay Government International Bond
Series REGS, 2.739%, 01/29/33 1,200,000 1,063,678
Peru 0.8%
Peruvian Government International Bond
3.000%, 01/15/34 2,684,000 2,328,971
5.500%, 03/30/36 1,124,000 1,142,587
Total 3,471,558
Philippines 0.7%
Philippine Government International Bond
9.500%, 02/02/30 – –
6.375%, 10/23/34 990,000 1,096,886
3.950%, 01/20/40 2,300,000 1,996,613
Total 3,093,499
Romania 0.7%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 2,077,473
Series REGS, 5.750%, 03/24/35 500,000 495,754
Series REGS, 7.125%, 01/17/33 320,000 349,085
Total 2,922,312
Serbia 0.5%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 2,075,000 2,150,563
South Africa 0.7%
Republic of South Africa Government
International Bond
Series 10Y, 5.875%, 04/20/32 825,000 845,276
Series REGS, 6.125%, 12/11/37 400,000 387,758
Series REGS, 7.100%, 11/19/36 1,700,000 1,801,649
Total 3,034,683
Sweden 0.9%
Sweden Government Bond
Series 1062, 0.125%, 05/12/31 SEK 14,120,000 1,422,153
Series 1065, 1.750%, 11/11/33 SEK 22,210,000 2,361,558
Series 1066, 2.250%, 05/11/35 SEK 4,000,000 434,508
Total 4,218,219
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,385,000 3,835,851
Turkey 1.1%
Turkiye Government International Bond
Series 30Y, 6.000%, 01/14/41 1,000,000 882,878
Series 10Y, 7.625%, 05/15/34 1,000,000 1,062,780
6.500%, 01/03/35 2,850,000 2,818,603
Total 4,764,261
United Arab Emirates 1.2%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,440,000 2,717,147
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,534,632

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
14 Columbia Diversified Fixed Income Allocation ETF | 2026
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount
($) Value ($)
Sharjah Sukuk Program Ltd.
Series EMTN, 6.092%, 03/19/34 1,200,000 1,257,558
Total 5,509,337
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,108,000 2,914,784
0.875%, 07/31/33 GBP 318,000 341,256
4.500%, 03/07/35 GBP 545,000 746,641
Total 4,002,681
Uruguay 0.8%
Uruguay Government International Bond
5.750%, 10/28/34 2,080,000 2,200,796
5.442%, 02/14/37 1,200,000 1,238,659
4.375%, 01/23/31 – –
Total 3,439,455
Total Foreign Government Obligations
(Cost $128,089,213) 131,910,278
Residential Mortgage-Backed Securities - Agency 14.9%
Principal
Amount
($) Value ($)
Uniform Mortgage-Backed Security TBA 14.4%
4.500%, 02/15/56
(e)
2,360,000 2,311,895
5.000%, 02/15/56
(e)
9,720,000 9,717,322
5.500%, 02/15/56
(e)
19,405,000 19,674,934
6.000%, 02/15/56
(e)
20,420,000 20,909,660
6.500%, 02/15/56
(e)
11,015,000 11,406,549
Total 64,020,360
Federal National Mortgage Association 0.3%
3.500%, 04/01/49 36,501 34,160
3.500%, 08/01/49 106,094 99,213
3.500%, 09/01/49 200,210 187,203
3.500%, 09/01/49 119,299 111,442
3.500%, 10/01/49 127,107 118,809
3.500%, 12/01/49 143,443 134,049
3.500%, 02/01/50 146,370 136,374
4.000%, 09/01/47 155,832 151,659
4.000%, 03/01/48 285,521 276,332
4.000%, 05/01/49 29,778 28,910
Total 1,278,151
Federal Home Loan Mortgage Corporation 0.2%
3.500%, 08/01/47 357,296 336,871
3.500%, 08/01/49 102,511 95,862
3.500%, 09/01/49 124,642 116,531
3.500%, 10/01/49 139,683 130,440
3.500%, 11/01/49 135,142 126,362
3.500%, 02/01/50 152,400 142,433
4.000%, 08/01/49 102,504 99,136
4.000%, 09/01/49 137,102 132,891
Total 1,180,526
Total Residential Mortgage-Backed
Securities - Agency
(Cost $66,731,093) 66,479,037
Treasury Bills 10.7%
Issue
Description
Principal
Amount
($) Value ($)
United States 10.7%
U.S. Treasury Bill
3.611%, 03/05/26 8,000,000 7,975,203
3.611%, 03/19/26 10,000,000 9,954,746
3.697%, 06/04/26 10,000,000 9,879,730
3.708%, 05/28/26 10,000,000 9,886,213
3.851%, 02/12/26 10,000,000 9,990,030
Total 47,685,922
Total Treasury Bills
(Cost $47,677,710) 47,685,922
U.S. Treasury Obligations 9.8%
Principal
Amount
($) Value ($)
U.S. Treasury Bond 7.3%
2.750%, 08/15/42 7,756,000 5,969,696
2.750%, 08/15/47 1,050,000 747,961
3.000%, 05/15/42 3,960,000 3,177,900
4.250%, 02/15/54 2,907,000 2,615,392
4.250%, 08/15/54 1,055,000 948,841
4.375%, 08/15/43 1,610,000 1,532,519
4.500%, 02/15/44 1,970,000 1,899,203
4.500%, 11/15/54 1,368,000 1,283,141
4.625%, 11/15/44 250,000 243,945
4.625%, 11/15/45 75,000 72,949
4.625%, 02/15/55 300,000 287,297
4.625%, 11/15/55 965,000 924,440
4.750%, 11/15/43 1,000,000 995,937
4.750%, 02/15/45 720,000 713,363
4.750%, 05/15/55 5,125,000 5,008,887
4.750%, 08/15/55 1,690,000 1,652,503
4.875%, 08/15/45 80,000 80,450
5.000%, 05/15/45 4,130,000 4,220,344
Total 32,374,768
U.S. Treasury Note 2.5%
3.875%, 08/15/33 2,197,000 2,168,164
4.000%, 02/15/34 2,169,000 2,151,038
4.000%, 11/15/35 1,000,000 979,531
4.250%, 05/15/35 1,000,000 1,002,188
4.250%, 08/15/35 780,000 780,731
4.375%, 05/15/34 874,000 888,066
4.500%, 11/15/33 1,678,000 1,722,572
4.625%, 02/15/35 1,465,000 1,511,239
Total 11,203,529
Total U.S. Treasury Obligations
(Cost $44,059,144) 43,578,297
Money Market Funds 3.9%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.567%
(f)
17,384,350 17,384,350
Total Money Market Funds
(Cost $17,384,350) 17,384,350
Total Investments in Securities
(Cost $497,341,331) 503,883,495
Other Assets & Liabilities, Net (58,510,338)
Net Assets 445,373,157

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2026 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2026 15
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $130,894,260, which represents 29.39% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT290_10_T01_(03/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.